Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Columbia Pyrford International Stock Fund Class R [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent	[1],[2]	16.88%	6.93%	4.04%
Columbia Pyrford International Stock Fund Institutional 3 Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent	[1]	17.53%	7.59%	4.70%
Columbia Pyrford International Stock Fund Institutional 2 Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent	[1],[2]	17.52%	7.53%	4.59%
Columbia Pyrford International Stock Fund Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[1],[2]	17.26%	7.45%	4.56%
Columbia Pyrford International Stock Fund Advisor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent	[1]	17.44%	7.46%	4.56%
Columbia Pyrford International Stock Fund Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent	[1]	10.43%	5.93%	3.69%
Without Sales Load [Member] | Columbia Pyrford International Stock Fund Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent	[1]	17.16%	7.20%	4.30%
MSCI EAFE Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net)
Average Annual Return, Percent		19.40%	8.61%	5.20%
MSCI ACWI ex USA Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent		18.21%	7.56%	4.42%

[1]	The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.
[2]	The returns shown for periods prior to December 15, 2021 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Advisor Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.